Member's Interest (Schedule Of Unvested Options) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 19, 2012	Dec. 31, 2012 CCMH [Member]	Dec. 31, 2012 CCOH [Member]
Unvested, January 1, 2012		4,048	3,993
Granted		249	2,812
Vested		(501)	(2,088)
Exchanged		(1,833)
Forfeited	(600)	(375)	(884)
Unvested, December 31, 2012		1,588	3,833
Unvested, January 1, 2012		$ 7.10	$ 6.41
Granted		$ 2.68	$ 4.43
Vested		$ 7.74	$ 5.48
Exchanged		$ 3.38
Forfeited		$ 3.34	$ 5.80
Unvested, December 31, 2012		$ 11.38	$ 5.19